Non-controlling interests (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes In Non Controlling Interests [Abstract]
Balance at beginning of year		R$ 529,990	R$ 436,894	R$ 725,504
Additions / disposals (net) due to change in the scope of consolidation	[1],[2]	51,073	6,849	(660,230)
Incorporation / Acquisition	[3]	0	0	296,184
Dividends paid / Interest on Capital		(92,734)	(60,936)	(133,641)
Capital increase	[4]	100,000	48,000	0
Profit attributable to non-controlling interests		224,518	213,300	213,984
Transition Adjustments to the amendments to the IAS 19		0	0	(1,790)
Update PUT Olé Consignado S.A.		(240,000)	(106,440)	0
Others		(14,266)	(7,677)	(3,117)
Balance at end of year		R$ 558,581	R$ 529,990	R$ 436,894

[1]	In 2017, it mainly refers to the balance of non-controlling interests of Santander Corretora de Seguros.Increase in the share capital of Ole Consignado.
[2]	In 2017, it mainly refers to the participation of non-controlling shareholders of BW Guirapa. In 2019, it refers mainly to Banco Hyundai Capital, which was consolidated using the equity method.
[3]	In 2017, it mainly refers to the balance of non-controlling interests of Santander Corretora de Seguros, before the merger events (Note 3).
[4]	In 2019 and 2018, it refers to the capital increase of Ole Consignado.